Derivative Financial Instruments and Hedging Activities - Summary of Changes in Notional Balances of Holdings of Derivatives (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Fair value of derivative assets (liabilities) at:
Derivatives, at fair value		$ 10,010		$ 6,065		$ 15,494
IRLCs [Member]
Derivative Notional Balance [Roll Forward]
Notional Amount, beginning balance		239,406		751,436
Additions		4,210,647		4,710,504
Amortization		0		94,571
Maturities		(3,727,042)		(4,280,676)
Terminations		(337,938)		(1,036,429)
Notional Amount, ending balance		385,073		239,406
Fair value of derivative assets (liabilities) at:
Derivatives, at fair value		$ 10,010		$ 6,065		8,433
Maturity		Oct. 2015 - Dec. 2015		Feb. 2015 - Mar. 2015
Forward Mortgage Backed Securities Trades [Member]
Derivative Notional Balance [Roll Forward]
Notional Amount, beginning balance		$ 703,725	[1]	$ 950,648
Additions		6,248,108	[1]	8,657,112
Amortization		0	[1]	0
Maturities		(3,414,877)	[1]	(3,366,349)
Terminations		(2,864,057)	[1]	(5,537,686)
Notional Amount, ending balance	[1]	672,899		703,725
Fair value of derivative assets (liabilities) at:
Derivatives, at fair value		$ (3,438)	[1]	$ (2,854)	[1]	6,905
Maturity		Nov. 2015 - Dec. 2015	[1]	Feb. 2015 - Mar. 2015 (1)	[2]
Interest Rate Cap [Member]
Derivative Notional Balance [Roll Forward]
Notional Amount, beginning balance		$ 1,729,000		$ 1,868,000
Additions		2,179,333		1,100,000
Amortization		(439,333)		(1,239,000)
Maturities		0		0
Terminations		0		0
Notional Amount, ending balance		3,469,000		1,729,000
Fair value of derivative assets (liabilities) at:
Derivatives, at fair value		$ 1,501		$ 567		$ 442
Maturity		Nov. 2016 - Oct. 2017		Nov. 2016 - Oct. 2017
Interest Rate Swaps [Member]
Derivative Notional Balance [Roll Forward]
Notional Amount, beginning balance		$ 0
Additions		450,000
Amortization		0
Maturities		0
Terminations		(450,000)
Notional Amount, ending balance		0		$ 0
Fair value of derivative assets (liabilities) at:
Derivatives, at fair value		$ 0		$ 0

[1]	As loans are originated and sold or as loan commitments expire, our forward MBS trade positions mature and are replaced by new positions based upon new loan commitments and originations and expected time to sell.
[2]	As loans are originated and sold or as loan commitments expire, our forward MBS trade positions mature and are replaced by new positions based upon new loan commitments and originations and expected time to sell.